Stockholders equity and dividend payment - Stockholders equity (Details)	Sep. 30, 2018 $ / shares shares
Common Stock [Member]
Stockholders' equity
Issued at September 30, 2018	143,592,543
Numbers of shares authorized for issue at September 30, 2018	250,000,000
Par value | $ / shares	$ 0.01
Common Stock [Member] | Convertible Notes due 2019 [Member]
Stockholders' equity
Shares to be issued assuming conversion of convertible notes	6,562,001
Common Stock [Member] | Convertible Notes due 2021 [Member]
Stockholders' equity
Shares to be issued assuming conversion of convertible notes	19,968,375
Preferred Stock [Member]
Stockholders' equity
Numbers of shares authorized for issue at September 30, 2018	1,000,000
Par value | $ / shares	$ 0.01